Vessels and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Vessels and Equipment
Schedule of vessels and equipment

	Vessels &	Accumulated
(U.S. Dollars in thousands)	equipment	depreciation	Net Vessels
Vessels, December 31, 2016	$1,468,913	$(212,024)	$1,256,889
Additions	522,369	—	522,369
Drydock costs	15,348	—	15,348
Disposals	(3,289)	3,289	—
Depreciation for the year	—	(71,583)	(71,583)
Vessels, December 31, 2017	$2,003,341	$(280,318)	$1,723,023
Additions	118,063	—	118,063
Drydock costs	14,750	—	14,750
Disposals	(5,731)	5,731	—
Depreciation for the period	—	(88,756)	(88,756)
Vessels, December 31, 2018	$2,130,423	$(363,343)	$1,767,080

Schedule of drydocking activity

	Year Ended
	December 31,
(U.S. Dollars in thousands)	2018	2017
Balance at the beginning of the year	$17,748	$6,962
Costs incurred for dry docking	12,421	6,885
Costs allocated to drydocking as part of acquisition of business	2,329	8,463
Drydock amortization	(6,930)	(4,562)
Balance at the end of the year	$25,568	$17,748